Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Summary of Disaggregation of Revenues from Contracts with Customers
Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,
(in millions)	2022	2021	2020
Commercial revenues	€17,194.6	€18,874.0	€303.5
COVID-19 vaccine revenues	17,145.2	18,806.8	270.5
Sales to collaboration partners 1)	1,224.3	970.9	61.4
Direct product sales to customers	3,184.7	3,007.2	20.6
Share of collaboration partners’ gross profit and sales milestones	12,736.2	14,828.7	188.5
Other sales	49.4	67.2	33.0
Research & development revenues from collaborations	116.0	102.7	178.8

Total	€ 17,310.6	€ 18,976.7	€ 482.3

1)	Represents sales to our collaboration partners of products manufactured by us and reflects manufacturing costs and variances to the extent identified.
The revenues from contracts with customers disclosed above were recognized as follows:

	Years ended December 31,
(in millions)	2022	2021	2020
Timing of revenue recognition
Goods and services transferred at a point in time	€4,447.2	€4,034.3	€108.8
Goods and services transferred over time	127.2	113.7	185.0
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model (1)	12,736.2	14,828.7	188.5

Total	€17,310.6	€18,976.7	€482.3

(1)	Represents sales based on the share of the collaboration partners’ gross profit and sales milestones.

Summary of Contract Balances

(in millions)	December 31, 2022	December 31, 2021
Trade and other receivables	€7,145.6	€12,381.7
Contract liabilities	125.5	195.1
Refund liabilities	24.4	90.0

Summary of Revenue Recognized
Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,
(in millions)	2022	2021	2020
Amounts included in contract liabilities at the beginning of the year	€63.1	€73.7	€58.9

Summary of Contract Liabilities Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied)
The contract liabilities allocated to the remaining performance obligations from collaboration or commercial supply agreements (unsatisfied or partially unsatisfied) as of year-end
are as follows:

(in millions)	December 31, 2022	December 31, 2021
Within one year	€77.1	€186.1
More than one year	48.4	9.0

Total	€125.5	€195.1